Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	$ 21,952
At December 31	23,117	$ 21,952
Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	38,106	36,355
Additions	5,504	3,880
Sales, retirements and other movements	1,785	1,492
Currency translation differences	(788)	(637)
At December 31	41,037	38,106
Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(16,154)	(13,803)
Charge for the year	4,202	4,216
Sales, retirements and other movements	(2,172)	(1,650)
Currency translation differences	(264)	(215)
At December 31	(17,920)	(16,154)
Carrying amount of exploration and evaluation assets
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	5
At December 31	0	5
Carrying amount of exploration and evaluation assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	5	5
Additions	0	0
Sales, retirements and other movements	5	0
Currency translation differences	0	0
At December 31	0	5
Carrying amount of exploration and evaluation assets | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	0	0
Charge for the year	0	0
Sales, retirements and other movements	0	0
Currency translation differences	0	0
At December 31	0	0
Production
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	6,387
At December 31	6,400	6,387
Production | Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	14,322	14,440
Additions	1,088	311
Sales, retirements and other movements	569	365
Currency translation differences	(166)	(64)
At December 31	14,675	14,322
Production | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(7,935)	(6,997)
Charge for the year	1,182	1,373
Sales, retirements and other movements	(751)	(400)
Currency translation differences	(91)	(35)
At December 31	(8,275)	(7,935)
Manufacturing, supply and distribution
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	9,802
At December 31	9,768	9,802
Manufacturing, supply and distribution | Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	15,748	14,526
Additions	2,305	2,149
Sales, retirements and other movements	1,530	868
Currency translation differences	(60)	(59)
At December 31	16,463	15,748
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(5,946)	(5,013)
Charge for the year	2,223	2,060
Sales, retirements and other movements	(1,444)	(1,093)
Currency translation differences	(30)	(34)
At December 31	(6,695)	(5,946)
Other
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	5,758
At December 31	6,949	5,758
Other | Cost
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	8,031	7,384
Additions	2,111	1,420
Sales, retirements and other movements	(319)	259
Currency translation differences	(562)	(514)
At December 31	9,899	8,031
Other | Depreciation, depletion and amortisation, including impairments
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(2,273)	(1,793)
Charge for the year	797	783
Sales, retirements and other movements	23	(157)
Currency translation differences	(143)	(146)
At December 31	$ (2,950)	$ (2,273)